Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Financial Statements of Consolidated VIE

The following financial statement amounts and balances of the consolidated VIEs and the consolidated VIEs’ subsidiaries were included in the consolidated financial statements after elimination of intercompany transactions and balances:

	December 31,	December 31,
	2024	2025
	RMB	RMB
Assets
Cash and cash equivalents	1,157,943	960,865
Restricted cash	25,063	136
Accounts receivable	53,823	17,198
Contract assets, net	127,767	29,113
Contract cost	1	—
Prepaid expenses and other assets	29,173	28,767
Financing receivables	3,439	6,247
Amounts due from related parties	380,407	12,226
Financial investments	77,426	—
Property, equipment and software, net	59,283	20,936
Deferred tax assets	77,463	4
Right-of-use assets	4,105	2,950

Total assets	1,995,893	1,078,442

Liabilities
Accounts payable	12,462	34,113
Amounts due to related parties	129	839
Deferred revenue	114	—
Accrued expenses and other liabilities	1,080,562	34,000
Deferred tax liabilities	8,655	11,310
Lease liabilities	3,502	2,916

Total liabilities	1,105,424	83,178

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenue	1,623,596	1,954,557	826,359
Net income/(loss)	351,373	1,193,627	(660,192)

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	1,013,875	1,173,942	(1,080,780)
Net cash provided by investing activities	906,485	54,683	59,012
Net cash used in financing activities	(963,700)	—	—

Schedule of Financial Statements of Consolidated ABFE

The following financial statement amounts and balances of the consolidated ABFE were included in the consolidated financial statements after elimination of intercompany transactions and balances:

	December 31,	December 31,
	2024	2025
	RMB	RMB
Assets
Restricted cash	108,142	430,085
Prepaid expenses and other assets	10,318	16,557
Loans at fair value	382,058	321,153
Financing receivables	—	902,462
Financial investments	6,587	19,460

Total assets	507,105	1,689,717

Liabilities
Accounts payable	649	3,265
Payable to investors of the consolidated ABFE	368,022	1,294,792
Accrued expenses and other liabilities	107	6,067

Total liabilities	368,778	1,304,124

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenue	—	—	101,979
Net (loss)/income	(68,024)	66,603	(66,883)

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash provided by operating activities	211,185	299,841	127,106
Net cash used in investing activities	(900,142)	(329,459)	(1,045,928)
Net cash provided by/(used in) financing activities	818,305	(79,281)	926,618

Schedule of Disaggregation revenue

The majority of the Group’s revenue for the years ended December 31, 2023, 2024 and 2025 were generated from the PRC. The following table illustrates the disaggregation of revenue in 2023, 2024 and 2025 under Accounting Standards Codification (“ASC”) 606, “Revenue from Contracts with Customers”.

		2023	2024	2025
		RMB	RMB	RMB
Credit solution business:
Loan facilitation services	At a point in time	2,240,852	2,721,389	2,234,571
Post-origination services	Overtime	17,203	5,957	7,255
Guarantee services	Overtime	50,865	429,299	1,705,985
Financing services	Overtime	55,974	93,239	243,099
Network and marketing services	At a point in time	120,216	205,187	600,836
Technology services	At a point in time	18,682	15,142	246,867
Others	At a point in time	11,327	2,896	1,413
Subtotal		2,515,119	3,473,109	5,040,026
Insurance brokerage business:
Insurance brokerage services	At a point in time	963,822	408,369	297,593
Subtotal		963,822	408,369	297,593
Others:
Electronic commerce services	At a point in time/ Overtime	1,267,104	1,865,621	324,996
Network and marketing services	At a point in time	132,803	35,927	35,441
Technology services	At a point in time	11,420	18,428	9,456
Others	At a point in time	5,365	4,447	11,708
Subtotal		1,416,692	1,924,423	381,601
Total net revenue		4,895,633	5,805,901	5,719,220

Schedule of Disaggregation of Revenue for Insurance Brokerage Services

The following table provides the amount of the disaggregation of revenue in 2023, 2024 and 2025:

	2023	2024	2025
	RMB	RMB	RMB
Insurance brokerage services:
Life and health insurance business	551,809	30,992	17,994
Property & casualty insurance business	412,013	377,377	279,599
Total	963,822	408,369	297,593

Schedule of Property Plant and Software Useful Lives	Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives, while the estimate residual value of the building and furniture and office equipment are 5%.
Building	20 years
Computer and transmission equipment	3 years
Furniture and office equipment	5 years
Software	1-5 years
Licenses	Indefinite-lived
Leasehold improvements	Over the shorter of the lease term or expected useful lives